John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 96.1%		$11,008,276,813
(Cost $8,927,286,226)
Communication services 6.2%		708,636,656
Entertainment 0.9%
Activision Blizzard, Inc.	1,263,991	98,414,339
Interactive media and services 3.7%
Alphabet, Inc., Class A (A)	131,907	287,459,649
Meta Platforms, Inc., Class A (A)	869,085	140,139,956
Wireless telecommunication services 1.6%
T-Mobile US, Inc. (A)	1,357,386	182,622,712
Consumer discretionary 5.8%		663,875,738
Distributors 0.7%
LKQ Corp.	1,674,307	82,191,731
Hotels, restaurants and leisure 0.4%
Restaurant Brands International, Inc.	803,618	40,301,443
Household durables 1.3%
Mohawk Industries, Inc. (A)	733,060	90,965,415
Sony Group Corp., ADR	757,999	61,981,578
Specialty retail 3.4%
AutoZone, Inc. (A)	151,382	325,338,084
The TJX Companies, Inc.	1,129,767	63,097,487
Consumer staples 5.8%		670,670,418
Beverages 2.8%
Coca-Cola Europacific Partners PLC	2,267,438	117,022,475
Keurig Dr. Pepper, Inc.	5,899,775	208,793,037
Food and staples retailing 0.7%
U.S. Foods Holding Corp. (A)	2,702,152	82,902,023
Household products 2.3%
The Procter & Gamble Company	1,821,774	261,952,883
Energy 11.6%		1,332,997,450
Energy equipment and services 1.1%
Schlumberger NV	3,734,693	133,552,622
Oil, gas and consumable fuels 10.5%
Canadian Natural Resources, Ltd.	2,913,125	156,376,550
Cenovus Energy, Inc.	5,639,278	107,202,675
ConocoPhillips	3,904,345	350,649,224
Devon Energy Corp.	1,921,738	105,906,981
EOG Resources, Inc.	831,932	91,878,570
Marathon Petroleum Corp.	2,312,594	190,118,353
Pioneer Natural Resources Company	884,492	197,312,475
Financials 14.5%		1,661,916,749
Banks 6.8%
Bank of America Corp.	5,294,484	164,817,287
JPMorgan Chase & Co.	2,493,640	280,808,800
Truist Financial Corp.	2,295,742	108,887,043
Wells Fargo & Company	5,675,062	222,292,179
Capital markets 2.4%
The Charles Schwab Corp.	2,335,277	147,542,801
The Goldman Sachs Group, Inc.	426,864	126,787,145
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 0.6%
Capital One Financial Corp.	631,058	$65,749,933
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	1,199,625	327,521,618
Insurance 1.9%
Chubb, Ltd.	648,280	127,438,882
Everest Re Group, Ltd.	321,361	90,071,061
Health care 22.9%		2,620,635,217
Biotechnology 1.8%
AbbVie, Inc.	1,357,875	207,972,135
Health care providers and services 10.3%
AmerisourceBergen Corp.	799,325	113,088,501
Centene Corp. (A)	2,543,584	215,212,642
Cigna Corp.	988,289	260,433,917
CVS Health Corp.	2,213,996	205,148,869
McKesson Corp.	254,697	83,084,708
UnitedHealth Group, Inc.	594,581	305,394,639
Life sciences tools and services 2.2%
Avantor, Inc. (A)	4,092,978	127,291,616
ICON PLC (A)	540,263	117,074,992
Pharmaceuticals 8.6%
Bristol-Myers Squibb Company	2,173,059	167,325,543
Johnson & Johnson	2,649,299	470,277,071
Novartis AG, ADR	1,333,687	112,736,562
Sanofi, ADR	4,709,055	235,594,022
Industrials 11.0%		1,255,998,315
Aerospace and defense 2.3%
General Dynamics Corp.	640,785	141,773,681
Howmet Aerospace, Inc.	3,897,213	122,567,349
Building products 0.4%
Allegion PLC	512,262	50,150,450
Electrical equipment 1.1%
Eaton Corp. PLC	977,889	123,204,235
Machinery 4.6%
Caterpillar, Inc.	465,665	83,242,275
Deere & Company	458,516	137,311,787
Dover Corp.	437,064	53,024,604
Fortive Corp.	740,391	40,262,463
Otis Worldwide Corp.	1,532,364	108,292,164
The Middleby Corp. (A)	293,061	36,738,127
Wabtec Corp.	777,858	63,846,585
Professional services 0.9%
Leidos Holdings, Inc.	996,402	100,347,645
Road and rail 0.9%
Union Pacific Corp.	463,366	98,826,700
Trading companies and distributors 0.8%
United Rentals, Inc. (A)	396,897	96,410,250
Information technology 12.8%		1,469,960,615
Communications equipment 1.8%
Cisco Systems, Inc.	4,924,503	209,980,808
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Information technology (continued)
IT services 4.7%
Cognizant Technology Solutions Corp., Class A	1,356,919	$91,578,463
Fidelity National Information Services, Inc.	1,768,220	162,092,727
FleetCor Technologies, Inc. (A)	465,922	97,894,871
Global Payments, Inc.	914,709	101,203,404
SS&C Technologies Holdings, Inc.	1,491,699	86,622,961
Semiconductors and semiconductor equipment 6.3%
Applied Materials, Inc.	1,029,582	93,671,370
KLA Corp.	208,628	66,569,022
Lam Research Corp.	116,477	49,636,674
Microchip Technology, Inc.	1,161,988	67,488,263
Micron Technology, Inc.	2,086,997	115,369,194
NXP Semiconductors NV	367,261	54,365,646
Qorvo, Inc. (A)	794,596	74,946,295
Qualcomm, Inc.	1,554,258	198,540,917
Materials 3.3%		376,285,751
Chemicals 2.6%
Axalta Coating Systems, Ltd. (A)	3,559,868	78,708,681
DuPont de Nemours, Inc.	2,875,807	159,837,353
Olin Corp.	1,173,572	54,312,912
Construction materials 0.7%
CRH PLC, ADR (B)	2,395,945	83,426,805
Utilities 2.2%		247,299,904
Multi-utilities 2.2%
CenterPoint Energy, Inc.	4,003,030	118,409,627
Dominion Energy, Inc.	1,614,964	128,890,277

	Yield (%)	Shares	Value
Short-term investments 3.8%			$438,743,296
(Cost $438,743,165)
Short-term funds 3.8%			438,743,296
John Hancock Collateral Trust (C)	1.4215(D)	352,707	3,525,797
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(D)	435,217,499	435,217,499

Total investments (Cost $9,366,029,391) 99.9%	$11,447,020,109
Other assets and liabilities, net 0.1%	12,734,350
Total net assets 100.0%	$11,459,754,459

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22. The value of securities on loan amounted to $3,453,000.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
The fund had the following country composition as a percentage of net assets on 6-30-22:
United States	88.1%
Canada	2.7%
Ireland	2.2%
Switzerland	2.1%
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

France	2.1%
United Kingdom	1.0%
Other countries	1.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	352,707	—	$57,317,436	$(53,792,505)	$735	$131	$4,846	—	$3,525,797
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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